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                               CONSTELLATION FUNDS

                    CONSTELLATION PITCAIRN SELECT VALUE FUND
                 CONSTELLATION PITCAIRN DIVERSIFIED GROWTH FUND
                      CONSTELLATION PITCAIRN SMALL CAP FUND
                 CONSTELLATION SANDS CAPITAL SELECT GROWTH FUND
                    CONSTELLATION TIP FINANCIAL SERVICES FUND

                          Supplement dated May 9, 2005
                     to the Prospectus dated April 15, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND
THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Portfolio Manager Additions and Changes
---------------------------------------

The Prospectus is amended and supplemented to reflect additions and other changes in portfolio management of the Constellation Pitcairn Select Value Fund, Constellation Pitcairn Diversified Growth Fund, Constellation Pitcairn Small Cap Fund and Constellation TIP Financial Services Fund. Christopher Driver will join Catherine Rooney in managing the Constellation Pitcairn Select Value Fund, Catherine Rooney will join Eric Feder in managing the Constellation Pitcairn Diversified Growth Fund, and Eric Feder will join Christopher Driver in managing the Constellation Pitcairn Small Cap Fund. Mark Turner will now lead the portfolio management team for the Constellation TIP Financial Services Fund, replacing Christopher Perry.

In accordance with these changes, the eleventh, twelfth, fourteenth and nineteenth sentences of the first paragraph under the heading "Portfolio Managers" on page 96 of the prospectus are hereby deleted and replaced with the following:

         - The Constellation Pitcairn Select Value Fund is managed by Catherine Rooney and Christopher Driver.

         - The Constellation Pitcairn Diversified Growth Fund is managed by Eric Feder and Catherine Rooney.

         - The Constellation Pitcairn Small Cap Fund is managed by Christopher Driver and Eric Feder.

         - The Constellation TIP Financial Services Fund is managed by Mark Turner.

The biography of Christopher Perry on page 98 of the prospectus is hereby deleted and replaced with the following:

         Mark Turner, Vice Chairman, Senior Portfolio Manager/Security Analyst, co-founded TIP in 1990. Mr. Turner is the lead manager of the Constellation TIP Financial Services Fund. He has 23 years of investment experience.

Constellation Sands Capital Select Growth Fund
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"Other Expenses" of Class I Shares do not include a 0.25% shareholder servicing fee, as previously footnoted. Therefore, footnote 3 on page 58 of the prospectus is hereby deleted as to Class I Shares.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE